Impairment of Non-Financial Assets - Schedule of Recoverable Amount Equal of Carrying Amount (Details)	Dec. 31, 2024	Dec. 31, 2023
Bottom of range [member] | AD2 CGU [Member]
Schedule of Recoverable Amount Equal of Carrying Amount [Line Items]
Pre-tax discount rate		14.90%
Long-term growth rate		1.50%
Bottom of range [member] | SC + ST CGU [Member]
Schedule of Recoverable Amount Equal of Carrying Amount [Line Items]
Pre-tax discount rate	15.60%	14.90%
Long-term growth rate	1.50%	1.50%
Bottom of range [member] | POLYDICE [Member]
Schedule of Recoverable Amount Equal of Carrying Amount [Line Items]
Pre-tax discount rate		14.90%
Long-term growth rate		1.50%
Bottom of range [member] | MG CGU [Member]
Schedule of Recoverable Amount Equal of Carrying Amount [Line Items]
Pre-tax discount rate		14.30%
Long-term growth rate		1.50%
Bottom of range [member] | Dragon Marketing CGU [Member]
Schedule of Recoverable Amount Equal of Carrying Amount [Line Items]
Pre-tax discount rate	13.50%
Long-term growth rate	2.00%
Top of range [member] | AD2 CGU [Member]
Schedule of Recoverable Amount Equal of Carrying Amount [Line Items]
Pre-tax discount rate		38.90%
Long-term growth rate		0.50%
Top of range [member] | SC + ST CGU [Member]
Schedule of Recoverable Amount Equal of Carrying Amount [Line Items]
Pre-tax discount rate	25.10%	19.40%
Long-term growth rate	1.50%	0.50%
Top of range [member] | POLYDICE [Member]
Schedule of Recoverable Amount Equal of Carrying Amount [Line Items]
Pre-tax discount rate		24.40%
Long-term growth rate		1.00%
Top of range [member] | MG CGU [Member]
Schedule of Recoverable Amount Equal of Carrying Amount [Line Items]
Pre-tax discount rate		15.30%
Long-term growth rate		1.00%
Top of range [member] | Dragon Marketing CGU [Member]
Schedule of Recoverable Amount Equal of Carrying Amount [Line Items]
Pre-tax discount rate	13.50%
Long-term growth rate	0.50%